Expense Example - Prospectus #1 - Eaton Vance International Small-Cap Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	651	953	1,275	2,187	108	374	659	1,474